EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity And Remuneration To Shareholders
Legal reserve	R$ 1,387	R$ 1,181	R$ 995
Statutory reserve	57	57	57
Retained earnings reserve	6,546	7,331	6,651
Unrealized earnings reserve	835	835	835
Incentive tax reserve	150	124	103
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
Profit reserves	R$ 10,395	R$ 10,948	R$ 10,061